Related Party Balance and Transactions (Details) - Schedule of Balances of Deferred Revenue - USD ($)		Jun. 30, 2024	Dec. 31, 2023
Shanghai Huiyang Investment Co. [Member]
Related Party Transaction [Line Items]
Deferred revenue of related parties	[1]		$ 340,850
Related Party [Member]
Related Party Transaction [Line Items]
Deferred revenue of related parties			$ 340,850

[1]	The balance as of December 31, 2023 represented the advance from the related party for tailored services.